16. Off-Balance Sheet Activities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expiration period for letters of credit	1 year
Letter of credit [Member]
Financial instrument off balance sheet risk exposure	$ 373	$ 292
Line of credit [Member]
Financial instrument off balance sheet risk exposure	34,469	40,024
Loans payable [Member]
Financial instrument off balance sheet risk exposure	$ 10,334	$ 5,614